Business, Liquidity and Summary of Significant Accounting Policies (Details 6) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Weighted average common shares outstanding	25,668	16,938	24,248	16,938
Assumed conversion of net common shares issuable under warrants				290
Weighted average common and common equivalent shares outstanding, diluted	25,668	16,938	24,248	17,228